Note 14 - Share Capital (Tables)	12 Months Ended
Jan. 31, 2017
Notes Tables
Schedule of Common Stock Outstanding Roll Forward [Table Text Block]
(thousands of shares)	January 31, 2017	January 31, 2016	January 31, 2015
Balance, beginning of year	75,761	75,480	63,661
Shares issued:
Stock options and share units exercised	114	281	478
Issuance of common shares	-	-	10,925
Acquisitions (Note 3)	-	-	416
Balance, end of year	75,875	75,761	75,480